BULLISH PROFUNDS VP

    BULL
    SMALL-CAP
    OTC
    ASIA 30
    EUROPE 30
    MID-CAP VALUE
    MID-CAP GROWTH
    SMALL-CAP VALUE
    SMALL-CAP GROWTH
    U.S. GOVERNMENT PLUS
    BULL PLUS
    ULTRAMID-CAP
    ULTRASMALL-CAP
    ULTRAOTC                                           [Graphic Omitted]

BEARISH PROFUNDS VP

    BEAR
    SHORT OTC
    RISING RATES OPPORTUNITY

SECTOR PROFUNDS VP

    BASIC MATERIALS
    BIOTECHNOLOGY
    CONSUMER CYCLICAL
    CONSUMER NON-CYCLICAL
    ENERGY
    FINANCIAL
    HEALTHCARE
    PRECIOUS METALS
    REAL ESTATE
    TECHNOLOGY
    TELECOMMUNICATIONS
    UTILITIES
PROFUND VP MONEY MARKET

--------------------------------------------------------------------------------

>     PROSPECTUS

      MAY 1, 2002
      (AS REVISED SEPTEMBER 25, 2002)
--------------------------------------------------------------------------------

[Graphic Omitted]

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  >   TABLE OF CONTENTS

  1   PROFUNDS VP OVERVIEW

 13   BULLISH PROFUNDS VP

 14   BULL
 16   SMALL-CAP
 17   OTC
 18   ASIA 30
 20   EUROPE 30
 22   MID-CAP VALUE
 23   MID-CAP GROWTH
 24   SMALL-CAP VALUE
 25   SMALL-CAP GROWTH
 26   U.S. GOVERNMENT PLUS
 27   BULL PLUS
 28   ULTRAMID-CAP
 30   ULTRASMALL-CAP
 32   ULTRAOTC

 35   BEARISH PROFUNDS VP

 36   BEAR
 37   SHORT OTC
 38   RISING RATES OPPORTUNITY

 39   SECTOR PROFUNDS VP

 40   BASIC MATERIALS
 41   BIOTECHNOLOGY
 42   CONSUMER CYCLICAL
 43   CONSUMER NON-CYCLICAL
 44   ENERGY
 45   FINANCIAL
 46   HEALTHCARE
 47   PRECIOUS METALS
 48   REAL ESTATE
 49   TECHNOLOGY
 50   TELECOMMUNICATIONS
 51   UTILITIES

 53   PROFUND VP MONEY MARKET

 57   GENERAL PROFUNDS VP INFORMATION

 61   PROFUNDS VP MANAGEMENT

 65   FINANCIAL HIGHLIGHTS


[Graphic Omitted]

[Graphic Omitted]


>   PROFUNDS VP OVERVIEW


"EACH PROFUND VP SEEKS TO PROVIDE ITS SHAREHOLDERS WITH PREDICTABLE DAILY INVESTMENT RETURNS APPROXIMATING ITS BENCHMARK BY INVESTING IN SECURITIES AND OTHER FINANCIAL INSTRUMENTS."








                                                        PROFUNDS VP OVERVIEW > 1

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>  PROFUNDS VP OVERVIEW
--------------------------------------------------------------------------------


PROFUNDS VP OBJECTIVES

Except for PROFUND VP MONEY MARKET, the ProFunds VP described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a particular BENCHMARK.(1)

BULLISH PROFUNDS VP: These ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%), increase one and one quarter times (125%), increase one and one half times (150%) or double (200%) the daily performance of an index or security.

PROFUND VP              INDEX                      DAILY OBJECTIVE         TYPES OF COMPANIES IN INDEX
-----------------------------------------------------------------------------------------------------------------------
Bull                    S&P 500(R) Index           Match (100%)            Diverse, widely traded, large
                                                                           capitalization

-----------------------------------------------------------------------------------------------------------------------
Small-Cap               Russell 2000(R)Index       Match (100%)            Diverse, small capitalization

-----------------------------------------------------------------------------------------------------------------------
OTC                     NASDAQ-100 Index(R)        Match (100%)            Large capitalization, most with
                                                                           technology and/or growth orientation

-----------------------------------------------------------------------------------------------------------------------
Asia 30                 ProFunds Asia              Match (100%)            Companies whose principal offices are
                        30 Index                                           located in the Asia/Pacific region,
                                                                           excluding Japan, whose securities are
                                                                           traded in the U.S.

-----------------------------------------------------------------------------------------------------------------------
Europe 30               ProFunds Europe            Match (100%)            Large capitalization, widely traded
                        30 Index                                           European stocks

-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value           S&P MidCap 400/            Match (100%)            Diverse, widely traded, mid-capitalization
                        BARRA Value Index

-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth          S&P MidCap 400/            Match (100%)            Diverse, widely traded, mid-capitalization
                        BARRA Growth Index

-----------------------------------------------------------------------------------------------------------------------
Small-Cap Value         S&P SmallCap 600/          Match (100%)            Diverse, small capitalization
                        BARRA Value Index

-----------------------------------------------------------------------------------------------------------------------
Small-Cap Growth        S&P SmallCap 600/          Match (100%)            Diverse, small capitalization
                        BARRA Growth Index

-----------------------------------------------------------------------------------------------------------------------
U.S. Government Plus    Most recently issued       One and one quarter     U.S. Treasury securities
                        30-year U.S. Treasury      times (125%)
                        Bond

-----------------------------------------------------------------------------------------------------------------------
Bull Plus               S&P 500 Index              One and one half        Diverse, widely traded, large
                                                   times (150%)            capitalization

-----------------------------------------------------------------------------------------------------------------------
UltraMid-Cap            S&P MidCap 400 Index       Double (200%)           Diverse, widely traded, mid-capitalization

-----------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap          Russell 2000 Index         Double (200%)           Diverse, small capitalization

-----------------------------------------------------------------------------------------------------------------------
UltraOTC                NASDAQ-100 Index           Double (200%)           Large capitalization, most with
                                                                           technology and/or growth orientation
-----------------------------------------------------------------------------------------------------------------------


---------------
(1) A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies. For example, ProFund VP Bull Plus has a benchmark of one and one half times (150%) the daily return of the S&P 500 Index.

2 < PROFUNDS VP OVERVIEW

BEARISH PROFUNDS VP: These ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) or increase one and one quarter times (125%) the inverse (opposite) of the daily performance of an index or security.

PROFUND VP                       INDEX                        DAILY OBJECTIVE           TYPES OF COMPANIES IN INDEX
-------------------------------------------------------------------------------------------------------------------------------
Bear                             S&P 500 Index                100% of the Inverse       Diverse, widely traded, large
                                                                                        capitalization
-------------------------------------------------------------------------------------------------------------------------------

Short OTC                        NASDAQ-100 Index             100% of the Inverse       Large capitalization, most with
                                                                                        technology and/or growth orientation
-------------------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity         Most recently issued         125% of the               U.S. Treasury securities
                                 30-year U.S. Treasury        Inverse
                                 Bond
-------------------------------------------------------------------------------------------------------------------------------

SECTOR PROFUNDS VP: The Sector ProFunds VP, other than PROFUND VP PRECIOUS METALS, seek to provide daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. index.

                           DOW JONES
PROFUNDS VP                U.S. INDEX                   DAILY OBJECTIVE        TYPES OF COMPANIES IN INDEX
-------------------------------------------------------------------------------------------------------------------------------
Basic Materials            Basic Materials Sector       Match (100%)           Securities within the basic materials
                                                                               sector of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology              Biotechnology                Match (100%)           Securities within the biotechnology
                                                                               sector of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical          Consumer Cyclical            Match (100%)           Securities within the consumer cyclical
                           Sector                                              sector of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclical      Consumer Non-Cyclical        Match (100%)           Securities within the consumer
                           Sector                                              non-cyclical sector of the U.S. equity
                                                                               market
-------------------------------------------------------------------------------------------------------------------------------
Energy                     Energy Sector                Match (100%)           Securities within the energy sector of the
                                                                               U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Financial                  Financial Sector             Match (100%)           Securities within the financial sector of
                                                                               the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Healthcare                 Healthcare Sector            Match (100%)           Securities within the healthcare sector
                                                                               of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals            Philadelphia Stock           Match (100%)           Securities within the gold and silver
                           Exchange Gold and                                   mining sector of the global equity
                           Silver Sector(SM) Index                             market
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                Real Estate                  Match (100%)           Securities within the real estate sector of
                                                                               the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Technology                 Technology Sector            Match (100%)           Securities within the technology sector
                                                                               of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications         Telecommunications           Match (100%)           Securities within the telecommunications
                           Sector                                              sector of the U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------
Utilities                  Utilities Sector             Match (100%)           Securities within the utilities sector of the
                                                                               U.S. equity market
-------------------------------------------------------------------------------------------------------------------------------




                                                        PROFUNDS VP OVERVIEW > 3

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>  PROFUNDS VP OVERVIEW
--------------------------------------------------------------------------------


BULLISH PROFUNDS VP

> The investment objective of each of PROFUND VP BULL, PROFUND VP SMALL-CAP, PROFUND VP OTC, PROFUND VP ASIA 30, PROFUND VP EUROPE 30, PROFUND VP MID-CAP VALUE, PROFUND VP MID-CAP GROWTH, PROFUND VP SMALL-CAP VALUE and PROFUND VP SMALL-CAP GROWTH is to seek daily investment results, before fees and expenses, that correspond to the daily performance of its benchmark index.

> The investment objective of PROFUND VP U.S. GOVERNMENT PLUS is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

> The investment objective of PROFUND VP BULL PLUS is to seek daily investment results, before fees and expenses, that correspond to one and one half times (150%) the daily performance of the S&P 500(R) Index. The investment results of PROFUND VP BULL PLUS should magnify (both positively and negatively) the daily performance of the S&P 500 Index.

> The investment objective of each of PROFUND VP ULTRAMID-CAP, PROFUND VP ULTRASMALL-CAP and PROFUND VP ULTRAOTC (collectively, "UltraBullish ProFunds VP") is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds VP should magnify (both positively and negatively) the daily performance of its benchmark index.

BEARISH PROFUNDS VP

> The investment objective of each of PROFUND VP BEAR and PROFUND VP SHORT OTC is to seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of its benchmark index.

> The investment objective of PROFUND VP RISING RATES OPPORTUNITY is to seek daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued Long Bond.

> The net asset values of shares of these BEARISH PROFUNDS VP should go down when the index underlying their benchmark goes up on a given day.

SECTOR PROFUNDS VP

> The investment objective of each of the 12 SECTOR PROFUNDS VP (except PROFUND VP PRECIOUS METALS) described in this prospectus is to seek daily investment results, before fees and expenses, that correspond to the daily performance of a specified Dow Jones U.S. index. The investment objective of PROFUND VP PRECIOUS METALS is to seek daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

> These ProFunds VP are designed to allow investors to gain investment exposure to a particular economic sector of the U.S. or global economy.

4 < PROFUNDS VP OVERVIEW

PROFUND VP MONEY MARKET

The ProFunds VP also offer PROFUND VP MONEY MARKET, which is discussed later in this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The following discussion of investment strategies covers all the ProFunds VP, with the exception of PROFUND VP MONEY MARKET, whose investment objective and strategies are covered later in this prospectus in the section titled "ProFund VP Money Market."

In seeking to achieve a ProFund VP's investment objective of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, the ProFund VP's investment adviser, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.

The ProFunds VP take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective indices. A ProFund VP may invest in securities that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund VP's investment objective.

Each BULLISH PROFUND VP (with the exception of PROFUND VP BULL, PROFUND VP OTC, PROFUND VP BULL PLUS, and PROFUND VP ULTRAOTC) and each SECTOR PROFUND VP, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to the type of investment suggested by its name. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing. For PROFUND VP ASIA 30 and PROFUND VP EUROPE 30, investments may also include depositary receipts.

The BULLISH PROFUNDS VP and the SECTOR PROFUNDS VP principally invest in:

> A combination of securities and financial instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

>  Futures contracts and options on futures contracts; and

> Financial instruments such as equity caps, collars, floors, swaps, forward contracts, depositary receipts, and options on securities and stock indices.

The BEARISH PROFUNDS VP generally do not invest in traditional securities, such as common stock of operating companies. Rather, the BEARISH PROFUNDS VP principally invest in futures contracts, options on futures contracts, options contracts, swaps, forward contracts and other financial instruments, and engage in short sales. Pursuant to the techniques employed for the BEARISH PROFUNDS VP, these instruments will typically generate a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund VP terminates the position.

ALL OF THE PROFUNDS VP may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate bench mark index or security. Each ProFund VP may hold U.S. government securities, includ-


                                                        PROFUNDS VP OVERVIEW > 5

--------------------------------------------------------------------------------

>  PROFUNDS VP OVERVIEW
--------------------------------------------------------------------------------


ing government agency securities, money market instruments or cash equivalents. In addition, all of the ProFunds VP may borrow money for investment purposes.

PROFUND VP U.S. GOVERNMENT PLUS, PROFUND VP BULL PLUS, PROFUND VP ULTRAMID-CAP, PROFUND VP ULTRASMALL-CAP, PROFUND VP ULTRAOTC and PROFUND VP RISING RATES OPPORTUNITY may invest in futures contracts, options on futures contracts, options contracts, swaps and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to magnify market movements into larger changes in the value of the investments of these ProFunds VP.

PROFUND VP ASIA 30 invests in financial instruments with values that reflect the performance of stocks of Asian companies. PROFUND VP EUROPE 30 invests in financial instruments with values that reflect the performance of stocks of European companies. PROFUND VP ASIA 30 and PROFUND VP EUROPE 30 may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), New York shares and ordinary shares traded on U.S. markets.

WHAT THE PROFUNDS VP DO

Each Profund VP:

> Seeks to provide its shareholders with predictable daily investment returns approximating its benchmark by investing in securities and other financial instruments. These financial instruments may include futures, options on futures and swaps.

>   Uses a passive mathematical approach to investing its assets.

>   Pursues its objective regardless of market conditions,  trends or direction.

> Seeks to provide positive or negative correlation with its benchmark on a daily basis.

WHAT THE PROFUNDS VP DO NOT DO

ProFund Advisors does not:

> Conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds VP.

> Invest the assets of the ProFunds VP in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

>   Adopt   defensive   positions  by  investing  in  cash  or  other  financial
    instruments in anticipation of an adverse climate for the benchmark indices of the ProFunds VP.

In addition, the ProFunds VP do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds VP from achieving such results.

Investors should be aware that the investments made by a ProFund VP and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the ProFund VP.


6 < PROFUNDS VP OVERVIEW

PRINCIPAL RISKS OF INVESTING IN THE PROFUNDS VP

Like all investments, the ProFunds VP entail risk. ProFund Advisors cannot guarantee that any ProFund VP will achieve its investment objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds VP are:

MARKET RISK--The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP, other than the BEARISH PROFUNDS VP, should normally lose money on days when the index underlying their benchmark declines. Investors in a BEARISH PROFUND VP should lose money on days when the index underlying its benchmark increases.

EQUITY RISK--The ProFunds VP, other than PROFUND VP U.S. GOVERNMENT PLUS and PROFUND VP RISING RATES OPPORTUNITY, may seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, option contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease. Small and mid-capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' securities. The risk of equity investing may be particularly acute when a ProFund VP invests in the securities of issuers with small market capitalization. The BEARISH PROFUNDS VP respond differently to these risks than positively correlated funds.

DEBT INSTRUMENT RISK--Each ProFund VP may invest in debt instruments, and PROFUND VP U.S. GOVERNMENT PLUS and PROFUND VP RISING RATES OPPORTUNITY may invest principally in or seek exposure to debt instrments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a ProFund VP to decrease. Although there is no guarantee that a ProFund VP will achieve its investment objective, the net asset value of PROFUND VP U.S. GOVERNMENT PLUS generally should decrease as interest rates rise and the net asset value of PROFUND VP RISING RATES OPPORTUNITY should decrease as interest rates fall.

CONCENTRATION RISK--Since each SECTOR PROFUND VP maintains exposure to a limited number of issuers conducting business in a specific market or industry sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the SECTOR PROFUND VP will be negatively impacted by that poor performance.

CORRELATION RISK--A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high level of correlation. A ProFund VP may invest in securities or in other financial instruments not included in its underlying index. A ProFund VP may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund VP may be subject to large movements of assets into and out of the

                                                        PROFUNDS VP OVERVIEW > 7

--------------------------------------------------------------------------------

>  PROFUNDS VP OVERVIEW
--------------------------------------------------------------------------------


ProFund VP and may receive trade information after the exchange or market closes, potentially resulting in the ProFund VP being over or under exposed. An exchange or market may close early, which may result in a ProFund VP being unable to sell or buy securities on that day. An exchange or market may halt trading in securities held by a ProFund VP, which may result in a ProFund VP being unable to sell or buy certain options or futures contracts. In such circumstances, a ProFund VP may be unable to accurately price its outstanding investments or may incur substantial trading losses. In addition to other factors, actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transactions reported to the ProFund VP by the insurance companies prior to the time the ProFund VP's share price is calculated. These factors may adversely affect a ProFund VP's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

LEVERAGE RISK--PROFUND VP U.S. GOVERNMENT PLUS, PROFUND VP BULL PLUS, PROFUND VP ULTRAMID-CAP, PROFUND VP ULTRA-SMALL CAP, PROFUND VP ULTRAOTC and PROFUND VP RISING RATES OPPORTUNITY employ leveraged investment techniques. ALL OF THE PROFUNDS VP may borrow money for investment purposes. Leveraged investment techniques provide greater investment exposure than a ProFund VP's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds VP and makes them more volatile. The leveraged investment techniques that the ProFunds VP employ should cause investors in these ProFunds VP to lose more money in adverse environments.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES--The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

LIQUIDITY RISK--In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains. This risk may be particularly acute with respect to PROFUND VP PRECIOUS METALS.

NON-DIVERSIFICATION RISK--The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose benchmark index comprises a small number of stocks or other securities.

ACTIVE TRADING RISK--ProFund Advisors expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes

8 < PROFUNDS VP OVERVIEW
in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses. In certain circumstances, a ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in this prospectus.

SWAP COUNTERPARTY CREDIT RISK--The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

OPERATIONAL RISK--There can be no assurances that any ProFund VP will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

THE INVESTMENT OBJECTIVE OF EACH PROFUND VP IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A PROFUND VP WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

WHO MAY WANT TO CONSIDER A PROFUNDS VP INVESTMENT

PROFUND VP BULL, PROFUND VP SMALL-CAP, PROFUND VP OTC, PROFUND VP ASIA 30 and PROFUND VP EUROPE 30 may be appropriate for investors who want to receive investment results approximating the daily performance of a particular index.

PROFUND VP MID-CAP VALUE and PROFUND VP SMALL-CAP VALUE may be appropriate for investors who believe that investing in small- and mid-capitalization value stocks will achieve superior results over time, or who want to try to moderate risks associated with more aggressive, growth-oriented investments.

PROFUND VP MID-CAP GROWTH and PROFUND VP SMALL-CAP GROWTH may be appropriate for investors who believe that investing in small- and mid-capitalization growth stocks will achieve superior results over time.

PROFUND VP U.S. GOVERNMENT PLUS may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to decrease.

PROFUND VP BULL PLUS may be appropriate for investors who want to receive investment results approximating 150% of the daily performance of the S&P 500(R) Index.

The ULTRABULLISH PROFUNDS VP may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to match an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds VP should understand that since each ULTRABULLISH PROFUND VP seeks to double the daily performance of its benchmark index, it should have twice the volatility of a conventional index fund and twice the potential for loss.

The BEARISH PROFUNDS VP, except PROFUND VP RISING RATES OPPORTUNITY, may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

PROFUND VP RISING RATES OPPORTUNITY may be appropriate for investors who expect the yield on the most recently issued 30-year U.S. Treasury Bond to increase.



                                                        PROFUNDS VP OVERVIEW > 9

--------------------------------------------------------------------------------

>  PROFUNDS VP OVERVIEW
--------------------------------------------------------------------------------

The SECTOR PROFUNDS VP may be appropriate for investors who desire to add investments in economic sectors with perceived above average growth potential, who actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change, and who want to hedge against anticipated price decreases of other holdings.

PROFUND VP MONEY MARKET may be appropriate for investors who desire a high level of current income consistent with liquidity and preservation of capital.

IMPORTANT CONCEPTS

> LEVERAGE and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

> FUTURES, or FUTURES CONTRACTS, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

> OPTION CONTRACTS grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day.

> SWAP AGREEMENTS are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

> SELLING SHORT, or borrowing stock to sell to a third party, is a technique that may be employed by a BEARISH PROFUND VP to seek gains when its benchmark index declines or by any ProFund VP to achieve investment exposure to its benchmark index. If a ProFund VP returns the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund VP makes a profit on the difference. If the current market price is greater when the time comes to return the security, the ProFund VP will incur a loss on the transaction.

> AMERICAN DEPOSITARY RECEIPTS represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

> GLOBAL DEPOSITARY RECEIPTS are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

> NEW YORK SHARES (or "direct shares") are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

10 < PROFUNDS VP OVERVIEW

THE PROFUNDS VP:

> Are not federally insured

> Are not guaranteed by any government agency

> Are not bank deposits

> Are not guaranteed to achieve their objectives

















                                                       PROFUNDS VP OVERVIEW > 11

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12 < PROFUNDS VP OVERVIEW

[Graphic Omitted]


--------------------------------------------------------------------------------

>   BULLISH PROFUNDS VP

--------------------------------------------------------------------------------


THE PROFUNDS VP CONTAINED IN THIS SECTION, EXCEPT PROFUND VP U.S. GOVERNMENT PLUS, ARE BENCHMARKED TO A SPECIFIC BROAD MARKET INDEX. THE FOLLOWING CHART OUTLINES THESE PROFUNDS VP, THEIR INDICES AND DAILY OBJECTIVES.

                                                                          DAILY
   PROFUND VP                  INDEX                                      OBJECTIVE
----------------------------------------------------------------------------------------------
   Bull                        S&P 500(R)Index                            Match (100%)
   Small-Cap                   Russell 2000(R)Index                       Match (100%)
   OTC                         NASDAQ-100 Index(R)                        Match (100%)
   Asia 30                     ProFunds Asia 30 Index                     Match (100%)
   Europe 30                   ProFunds Europe 30 Index                   Match (100%)
   Mid-Cap Value               S&P MidCap 400/BARRA Value Index           Match (100%)
   Mid-Cap Growth              S&P MidCap 400/BARRA Growth Index          Match (100%)
   Small-Cap Value             S&P SmallCap 600/BARRA Value Index         Match (100%)
   Small-Cap Growth            S&P SmallCap 600/BARRA Growth Index        Match (100%)
   U.S. Government Plus        Most recently issued 30-year               One and one quarter
                               U.S. Treasury Bond                         times (125%)
   Bull Plus                   S&P 500 Index                              One and one half
                                                                          times (150%)
   UltraMid-Cap                S&P MidCap 400 Index                       Double (200%)
   UltraSmall-Cap              Russell 2000 Index                         Double (200%)
   UltraOTC                    NASDAQ-100 Index                           Double (200%)





                                                        BULLISH PROFUNDS VP > 13

--------------------------------------------------------------------------------

>  PROFUND VP BULL
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BULL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with PROFUND VP BULL are discussed in the "Overview" section beginning on page 7.

FUND PERFORMANCE

Because PROFUND VP BULL commenced operations on May 1, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.







14 < BULLISH PROFUNDS VP

                       This page intentionally left blank














                                                        Bullish ProFunds VP < 15

--------------------------------------------------------------------------------

>  PROFUND VP SMALL-CAP
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP SMALL-CAP is also subject to the following risk:

SMALL COMPANY INVESTMENT RISK-PROFUND VP SMALL-CAP could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

> Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

> There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

> Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

> Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

FUND PERFORMANCE

Because PROFUND VP SMALL-CAP commenced operations on May 1, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.




16 < BULLISH PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP OTC
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R). Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest market capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP OTC is also subject to the following risk:

TECHNOLOGY CONCENTRATION RISK--To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up PROFUND VP OTC'S investments are subject to risks such as:

>   intense competition, both domestically and internationally;

>   limited product lines, markets, financial resources or personnel;

> product obsolescence due to rapid technological developments and frequent new product introduction;

> dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

> heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

FUND PERFORMANCE

Because PROFUND VP OTC commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance such as indices.



                                                        BULLISH PROFUNDS VP > 17

--------------------------------------------------------------------------------

>  PROFUND VP ASIA 30
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of the 30 largest market capitalization companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The companies whose securities currently comprise the Index are located in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan. The component companies in the ProFunds Asia 30 Index are determined annually based upon the market capitalization of each company. Their relative weights are determined based on a modified market capitalization method. PROFUND VP ASIA 30 will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP ASIA 30 is also subject to the following risks:

FOREIGN INVESTMENT RISK

> Because it focuses its investments in issuers located in Asia, PROFUND VP ASIA 30 may be particularly susceptible to economic, political or regulatory events affecting Asian companies, and Asian countries generally. For example, in 1997 and 1998, the values of some Asian currencies declined, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations.

> Certain Asian countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, PROFUND VP ASIA 30 may not have access to adequate or reliable company information.

> Asian stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

> Securities purchased by PROFUND VP ASIA 30 may be impacted by fluctuations in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.


18 < BULLISH PROFUNDS VP

SMALL COMPANY INVESTMENT RISK--PROFUND VP ASIA 30 could experience greater risks than a fund which invests primarily in larger-capitalization, widely traded companies, such as:

> Small company stocks tend to have greater fluctuations in price than the stocks of larger companies.

> There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

> Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices.

> Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

SEMICONDUCTOR CONCENTRATION RISK--To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the semiconductor sector, the semiconductor companies making up PROFUND VP ASIA 30'S investments are subject to risks such as:

> The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

> These companies face intense competition, and may face competition from subsidized competitors with lower production costs.

>   The economic  performance  of the customers of  semiconductor  companies.

> Research costs and the risks that their products may not prove commercially successful.

> The securities of companies in the semiconductor sector may underperform those of other sectors and/or fixed income investments.

TELECOMMUNICATIONS CONCENTRATION RISK--To the extent the ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up PROFUND VP ASIA 30'S investments are subject to risks such as:

>   Companies  in  this  sector  need  to  commit  substantial  capital  to meet
    increasing  competition,   particularly  in  formulating  new  products  and
    services using new technology.

>   Technological   innovations   may  make  the   products   and   services  of
    telecommunications companies obsolete

>   The   securities   of  companies  in  the   telecommunications   sector  may
    underperform those of other sectors and/or fixed income investments.

FUND PERFORMANCE

Because PROFUND VP ASIA 30 is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.



                                                        BULLISH PROFUNDS VP > 19

--------------------------------------------------------------------------------

>  PROFUND VP EUROPE 30
--------------------------------------------------------------------------------


GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the
30 largest market capitalization companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as ADRs. The component companies of the Index as of the date of this prospectus are listed in an appendix to the Statement of Additional Information.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP EUROPE 30 is also subject to the following risk:

FOREIGN INVESTMENT RISK

> Because it focuses its investments in issuers located in Europe, PROFUND VP EUROPE 30 may be particularly susceptible to economic, political or regulatory events affecting European companies, and European countries generally. For example, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms.

> Certain European countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, PROFUND VP EUROPE 30 may not have access to adequate or reliable company information.

> European stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or wrong.

> The value of ADRs could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.







20 < BULLISH PROFUNDS VP

FUND PERFORMANCE

The bar chart below shows how the performance of PROFUND VP EUROPE 30 has varied from year to year. The tables show how the average annual total returns for PROFUND VP EUROPE 30 compare to a broad measure of securities market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP EUROPE 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

During the period covered in the bar chart, the highest return on shares of PROFUND VP EUROPE 30 for one quarter was 7.01% (quarter ended March 31, 2000) and the lowest return was -16.98% (quarter ended March 31, 2001).

             [Data below represent bar chart in the printed piece]

                               2000           2001
                               ----           ----
                              -12.75         -24.14


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                     ONE         SINCE           INCEPTION
                                     YEAR        INCEPTION       DATE
--------------------------------------------------------------------------------
ProFund VP Europe 30                -24.14%       -9.00%         10/18/99
Dow Jones Stoxx 50 Index (1)(2)     -23.49%       -7.24%         10/18/99
ProFunds Europe 30 Index (2)        -24.47%       -9.97%         10/18/99


(1) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European stocks.

(2) Reflects no deduction for fees or expenses.





                                                        BULLISH PROFUNDS VP > 21

--------------------------------------------------------------------------------

>  PROFUND VP MID-CAP VALUE
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400/BARRA Value Index is a capitalization-weighted index of the stocks in the S&P MidCap 400 Index that have low price-to-book ratios (239 stocks as of March 31, 2002). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP MID-CAP VALUE is also subject to the following risks:

MID-CAP COMPANY INVESTMENT RISK--PROFUND VP MID-CAP VALUE could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

> Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

> Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

VALUE INVESTING RISK--An investment in PROFUND VP MID-CAP VALUE cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because PROFUND VP MID-CAP VALUE is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.





22 < BULLISH PROFUNDS VP

--------------------------------------------------------------------------------
>  PROFUND VP MID-CAP GROWTH

--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400/BARRA Growth Index is a capitalization-weighted index of the stocks in the S&P MidCap 400 Index that have high price-to-book ratios (161 stocks as of March 31, 2002). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP MID-CAP Growth is also subject to the following risks:

MID-CAP COMPANY INVESTMENT RISK--PROFUND VP MID-CAP GROWTH could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

> Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

> Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

GROWTH INVESTING RISK--An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because PROFUND VP MID-CAP GROWTH is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.




                                                        BULLISH PROFUNDS VP > 23

--------------------------------------------------------------------------------

>  PROFUND VP SMALL-CAP VALUE
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P SmallCap 600/BARRA Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios (379 stocks as of March 31, 2002). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP SMALL-CAP VALUE is also subject to the following risks:

SMALL COMPANY INVESTMENT RISK--PROFUND VP SMALL-CAP VALUE could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

> Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

> There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

> Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

> Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

VALUE INVESTING RISK--An investment in PROFUND VP SMALL-CAP VALUE cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

FUND PERFORMANCE

Because PROFUND VP SMALL-CAP VALUE is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.


24 < BULLISH PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP SMALL-CAP GROWTH
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have high price-to-book ratios (221 stocks as of March 31, 2002). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization valued at under one billion dollars, chosen for market size, liquidity, and industry group representation. The Index comprises stocks from the industrial, utility, financial, and transportation sectors. Standard & Poor's(R) also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP SMALL-CAP GROWTH is also subject to the following risks:

SMALL COMPANY INVESTMENT RISK--PROFUND VP SMALL-CAP GROWTH could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

> Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

> There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

> Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies' share prices; and

> Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

GROWTH INVESTING RISK--An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

FUND PERFORMANCE

Because PROFUND VP SMALL-CAP GROWTH is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.



                                                        BULLISH PROFUNDS VP > 25

--------------------------------------------------------------------------------

>  PROFUND VP U.S. GOVERNMENT PLUS
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If PROFUND VP U.S. GOVERNMENT PLUS is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of PROFUND VP U.S. GOVERNMENT PLUS should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.

Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP U.S. GOVERNMENT PLUS is also subject to the following risks:

INTEREST RATE RISK--Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

REPURCHASE AGREEMENT RISK--A repurchase agreement exposes PROFUND VP U.S. GOVERNMENT PLUS to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, PROFUND VP U.S. GOVERNMENT PLUS can lose money because:

>   it may not be able to sell the securities at the agreed-upon time and price;
    or

>   the securities lose value before they can be sold.

FUND PERFORMANCE

Because PROFUND VP U.S. GOVERNMENT PLUS is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.




26 < BULLISH PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP BULL PLUS
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to one and one half times (150%) the daily performance of the S&P 500(R) Index. If PROFUND VP BULL PLUS is successful in meeting its objective, it should gain approximately one and one half times as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately one and one half times as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy. The companies in the S&P 500 Index account for nearly three-quarters of the value of all U.S. stocks.

PRINCIPAL RISK CONSIDERATIONS

The principal risks associated with PROFUND VP BULL PLUS are discussed in the "Overview" section beginning on page 7.

FUND PERFORMANCE

Because PROFUND VP BULL PLUS commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.









                                                        BULLISH PROFUNDS VP > 27

--------------------------------------------------------------------------------

>  PROFUND VP ULTRAMID-CAP
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If PROFUND VP ULTRAMID-CAP is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P MidCap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P MidCap 400 Index is a widely used measure of medium-capitalization U.S. stock market performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP ULTRAMID-CAP is also subject to the following risk:

MID-CAP COMPANY INVESTMENT RISK--PROFUND VP ULTRAMID-CAP could experience risks that a fund which invests primarily in large-capitalization, widely traded companies would not. Such risks could include:

> Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

> Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

FUND PERFORMANCE

Because PROFUND VP ULTRAMID-CAP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.







28 < BULLISH PROFUNDS VP

                       This page intentionally left blank

















                                                        BULLISH PROFUNDS VP > 29

--------------------------------------------------------------------------------

>  PROFUND VP ULTRASMALL-CAP
--------------------------------------------------------------------------------


GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If PROFUND VP ULTRASMALL-CAP is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Russell 2000 Index is an unmanaged index consisting of approximately 2,000 (1,905 as of March 31, 2002) of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index which, in turn, represents approximately 98% of the investable U.S. equity market.

Prior to May 1, 2000, PROFUND VP ULTRASMALL-CAP was named the "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000 Index.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP UltraSmall-Cap is also subject to the following risk:

SMALL COMPANY INVESTMENT RISK--PROFUND VP ULTRASMALL-CAP could experience greater risks than a fund which invests primarily in large-capitalization, widely traded companies, such as:

> Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

> There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

> Small companies tend to lack the financial and personnel resources to handle industry-wide setbacks and, as a result, such setbacks could have a greater effect on small companies' share prices.

> Small company stocks are typically less liquid than large company stocks, and liquidating positions in turbulent market conditions could become difficult.





30 < BULLISH PROFUNDS VP

FUND PERFORMANCE

The bar chart below shows how the performance of PROFUND VP ULTRASMALL-CAP has varied from year to year. The tables show how the average annual total returns for PROFUND VP ULTRASMALL-CAP compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRASMALL-CAP or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRASMALL-CAP for one quarter was 43.56% (quarter ended December 31,
2001) and the lowest return was -39.21% (quarter ended September 30, 2001).
            [Data below represent bar chart in the printed piece]

                               2000           2001
                               ----           ----
                              -22.14          -7.61

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001


                                    ONE           SINCE           INCEPTION
                                    YEAR          INCEPTION       DATE
--------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap           -7.61%        -6.47%          10/18/99
Russell 2000(R)Index (1)             1.03%         8.40%          10/18/99


(1) Reflects no deduction for fees or expenses.






                                                        BULLISH PROFUNDS VP > 31

--------------------------------------------------------------------------------

>  PROFUND VP ULTRAOTC
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ULTRAOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If PROFUND VP ULTRAOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP ULTRAOTC is also subject to the following risk:

TECHNOLOGY CONCENTRATION RISK--To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up PROFUND VP ULTRAOTC'S investments are subject to:

>   intense competition, both domestically and internationally;

>   limited product lines, markets, financial resources or personnel;

> product obsolescence due to rapid technological developments and frequent new product introduction;

> dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

> heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.








32 < BULLISH PROFUNDS VP

FUND PERFORMANCE

The bar chart below shows how the performance of PROFUND VP ULTRAOTC has varied from year to year. The tables show how the average annual total returns for PROFUND VP ULTRAOTC compare to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in PROFUND VP ULTRAOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Of course, past performance is no guarantee of future results.

ANNUAL RETURNS AS OF DECEMBER 31 EACH YEAR

During the period covered in the bar chart, the highest return on shares of PROFUND VP ULTRAOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was -61.84% (quarter ended September 30, 2001).

            [Data below represent bar chart in the printed piece]

                               2000           2001
                               ----           ----
                              -73.37         -68.72


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                    ONE           SINCE          INCEPTION
                                    YEAR          INCEPTION      DATE
--------------------------------------------------------------------------------
ProFund VP UltraOTC                 -68.72%       -52.18%        10/18/99
NASDAQ-100 Index(R)(1)              -32.65%       -16.74%        10/18/99


(1) Reflects no deduction for fees or expenses.


                                                        BULLISH PROFUNDS VP > 33

                       This page intentionally left blank










34 < BULLISH PROFUNDS VP

                               [Graphic Omitted]

--------------------------------------------------------------------------------
>   BEARISH PROFUNDS VP
--------------------------------------------------------------------------------


THE PROFUNDS VP CONTAINED IN THIS SECTION, EXCEPT PROFUND VP RISING RATES OPPORTUNITY, ARE BENCHMARKED TO A SPECIFIC BROAD MARKET INDEX. THE FOLLOWING CHART OUTLINES THE BEARISH PROFUNDS VP, THEIR INDICES AND DAILY OBJECTIVES.

                                                               DAILY
 PROFUND VP                  INDEX                           OBJECTIVE
--------------------------------------------------------------------------------
 Bear                        S&P 500(R)Index                 100% of the Inverse
 Short OTC                   NASDAQ-100 Index(R)             100% of the Inverse
 Rising Rates Opportunity    Most recently issued 30-year    125% of the Inverse
                             U.S. Treasury Bond










                                                        BEARISH PROFUNDS VP > 35

--------------------------------------------------------------------------------

>  PROFUND VP BEAR
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500(R) Index. If PROFUND VP BEAR is successful in meeting its objective, the net asset value of PROFUND VP BEAR shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of PROFUND VP BEAR shares should decrease in proportion to any daily increase in the level of the S&P 500 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP BEAR is also subject to inverse correlation risk. Shareholders in PROFUND VP BEAR should lose money when the S&P 500 Index, its underlying benchmark index, rises--A RESULT THAT IS THE OPPOSITE FROM TRADITIONAL EQUITY MUTUAL FUNDS.

FUND PERFORMANCE

Because PROFUND VP BEAR commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.






36 < BEARISH PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP SHORT OTC
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If PROFUND VP SHORT OTC is successful in meeting its objective, the net asset value of PROFUND VP SHORT OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of shares of PROFUND VP SHORT OTC should decrease in proportion to any daily increase in the level of the NASDAQ-100 Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The NASDAQ-100 Index contains 100 of the largest capitalization and most active non-financial domestic and international companies listed on the NASDAQ Stock Market. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP SHORT OTC is also subject to the following risks:

TECHNOLOGY CONCENTRATION RISK--To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up PROFUND VP SHORT OTC'S investments are subject to risks such as:

>   intense competition, both domestically and internationally;

>   limited product lines, markets, financial resources or personnel;

> product obsolescence due to rapid technological developments and frequent new product introduction;

> dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and

> heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

INVERSE CORRELATION RISK--Shareholders in PROFUND VP SHORT OTC should lose money when the NASDAQ-100 Index, its underlying benchmark index, rises--A RESULT THAT IS THE OPPOSITE FROM TRADITIONAL EQUITY MUTUAL FUNDS.

FUND PERFORMANCE

Because PROFUND VP SHORT OTC is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.



                                                        BEARISH PROFUNDS VP > 37

--------------------------------------------------------------------------------

>  PROFUND VP RISING RATES OPPORTUNITY
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If PROFUND VP RISING RATES OPPORTUNITY is successful in meeting its objective, the net asset value of PROFUND VP RISING RATES OPPORTUNITY shares should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of PROFUND VP RISING RATES OPPORTUNITY should increase in proportion to any daily decrease in the price of the Long Bond. Investment strategies common to the ProFunds VP are discussed in the "Overview Section" beginning on page 5.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP RISING RATES OPPORTUNITY is also subject to the following risks:

INTEREST RATE RISK--Debt securities generally are subject to interest rate risk, which is the risk that the securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than that of securities with shorter maturities.

REPURCHASE AGREEMENT RISK--A repurchase agreement exposes PROFUND VP RISING RATES OPPORTUNITY to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, PROFUND VP RISING RATES OPPORTUNITY can lose money because:

>   it may not be able to sell the securities at the agreed-upon time and price;
    or

>   the securities lose value before they can be sold.

INVERSE CORRELATION RISK--Shareholders in PROFUND VP RISING RATES OPPORTUNITY should lose money when the price of the Long Bond rises--A RESULT THAT IS OPPOSITE FROM TRADITIONAL BOND MUTUAL FUNDS.

FUND PERFORMANCE

Because PROFUND VP RISING RATES OPPORTUNITY is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.




38 < BEARISH PROFUNDS VP

                               [Graphic Omitted]

--------------------------------------------------------------------------------

>   Sector ProFunds VP
--------------------------------------------------------------------------------

THE PROFUNDS VP CONTAINED IN THIS SECTION, OTHER THAN PROFUND VP PRECIOUS METALS, ARE BENCHMARKED TO A SPECIFIC DOW JONES U.S. INDEX. THE FOLLOWING CHART OUTLINES THESE PROFUNDS VP, THEIR INDICES AND DAILY OBJECTIVES.

                            DOW JONES                            DAILY
   PROFUNDS VP              U.S. INDEX                           OBJECTIVE
--------------------------------------------------------------------------------
   Basic Materials          Basic Materials Sector               Match (100%)
   Biotechnology            Biotechnology                        Match (100%)
   Consumer Cyclical        Consumer Cyclical Sector             Match (100%)
   Consumer Non-Cyclical    Consumer Non-Cyclical Sector         Match (100%)
   Energy                   Energy Sector                        Match (100%)
   Financial                Financial Sector                     Match (100%)
   Healthcare               Healthcare Sector                    Match (100%)
   Precious Metals          Philadelphia Stock Exchange          Match (100%)
                            Gold and Silver Sector(SM) Index
   Real Estate              Real Estate                          Match (100%)
   Technology               Technology Sector                    Match (100%)
   Telecommunications       Telecommunications Sector            Match (100%)
   Utilities                Utilities Sector                     Match (100%)






                                                         SECTOR PROFUNDS VP > 39

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>  PROFUND VP BASIC MATERIALS
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

As of March 31, 2002, the Index consisted of 64 stocks. Its three largest stocks were E.I. DuPont de Nemours & Co., Alcoa Inc. and Dow Chemical Co. (which comprised 16.64%, 11.03% and 10.12%, respectively, of its market capitalization). PROFUND VP BASIC MATERIALS will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in chemicals, which comprised 58.71% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP BASIC MATERIALS is also subject to the following risks:

> Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

> Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

> Companies in this sector are at risk for environmental damage and product liability claims.

> Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP BASIC MATERIALS is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.





40 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index.

As of March 31, 2002, the Index consisted of 70 stocks. Its three largest stocks were Amgen Inc., Genentech Inc. and IDEC Pharmaceuticals Corp. (which comprised 31.31%, 5.56% and 4.94%, respectively, of its market capitalization). PROFUND VP BIOTECHNOLOGY will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP BIOTECHNOLOGY is also subject to the following risks:

> Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

> Companies in this sector are subject to risks of new technologies and competitive pressures.

> Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

> Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

> Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP BIOTECHNOLOGY commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

                                                         SECTOR PROFUNDS VP > 41

--------------------------------------------------------------------------------

>  PROFUND VP CONSUMER CYCLICAL
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP CONSUMER CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers.

As of March 31, 2002, the Index consisted of 265 stocks. Its three largest stocks were Wal-Mart Stores Inc., Home Depot Inc. and AOL Time Warner Inc. (which comprised 10.45%, 6.98% and 6.23%, respectively, of its market capitalization). PROFUND VP CONSUMER CYCLICAL will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in retail, which comprised 43.91% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP CONSUMER CYCLICAL is also subject to the following risks:

> The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

> The success of companies in this sector depends heavily on disposable household income and consumer spending.

>   Many companies in this sector are subject to severe competition.

> Changes in demographics and consumer tastes can affect the success of consumer products.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP CONSUMER CYCLICAL is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.



42 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP CONSUMER NON-CYCLICAL
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP CONSUMER NON-CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies.

As of March 31, 2002, the Index consisted of 96 stocks. Its three largest stocks were Coca-Cola Co., Procter & Gamble Co. and Philip Morris Cos Inc. (which comprised 12.54%, 12.33% and 11.98%, respectively, of its market capitalization). PROFUND VP CONSUMER NON-CYCLICAL will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in beverage, which comprised 28.53% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP CONSUMER NON-CYCLICAL is also subject to the following risks:

> Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

>   Tobacco companies may be adversely affected by new laws or by litigation.

> The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP CONSUMER NON-CYCLICAL is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.




                                                         SECTOR PROFUNDS VP > 43

--------------------------------------------------------------------------------

>  PROFUND VP ENERGY
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP ENERGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary and pipelines.


As of March 31, 2002, the Index consisted of 79 stocks. Its three largest stocks were Exxon Mobil Corp, Chevron Texaco Corp. and Schlumberger Ltd. N.V. (which comprised 41.19%, 13.22% and 4.63%, respectively, of its market capitalization). PROFUND VP ENERGY will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in oil companies-major, which comprised 62.42% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP ENERGY is also subject to the following risks:

> The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

> Companies in this sector could be adversely affected by changes in exchange rates.

> Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

>   Companies in this sector are at risk for environmental damage claims.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP ENERGY commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.



44 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP FINANCIAL
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP FINANCIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisers, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, investment banks, merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies.

As of March 31, 2002, the Index consisted of 284 stocks. Its three largest stocks were Citigroup Inc., American International Group Inc. and Bank of America Corp. (which comprised 11.30%, 7.31% and 4.73%, respectively, of its market capitalization). PROFUND VP FINANCIAL will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in banks and diversified financial companies, which comprised 37.58% and 26.86%, respectively, of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP FINANCIAL is also subject to the following risks:

> Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

> The profitability of companies in this sector is adversely affected by increases in interest rates.

> The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

>   Banks and insurance companies may be subject to severe price competition.

> Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP FINANCIAL commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.


                                                         SECTOR PROFUNDS VP > 45

--------------------------------------------------------------------------------

>  PROFUND VP HEALTHCARE
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP HEALTHCARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

As of March 31, 2002, the Index consisted of 183 stocks. Its three largest stocks were Pfizer Inc., Johnson & Johnson and Merck & Co. Inc. (which comprised 15.55%, 12.33% and 8.10%, respectively, of its market capitalization). PROFUND VP HEALTHCARE will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in pharmaceuticals, which comprised 60.90% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP HEALTHCARE is also subject to the following risks:

> Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

> Companies in this sector are subject to extensive litigation based on product liability and similar claims.

> Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

> Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

>   Companies in this sector may be susceptible to product obsolescence.

> Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP HEALTHCARE commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.



46 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP PRECIOUS METALS
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the gold and silver mining sector of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. The Index does not include producers of commemorative medals and coins that are made of these metals.

As of March 31, 2002, the Index consisted of 10 stocks. Its three largest stocks were Newmont Mining Corp., Barrick Gold Corp. and Anglogold Ltd. (which comprised 28.67%, 26.33% and 13.01%, respectively, of its market capitalization). PROFUND VP PRECIOUS METALS will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP PRECIOUS METALS is also subject to the following risks:

> The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand.

> Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

> Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

> The securities of companies in the precious metals sector may underperform those of other sectors and/or fixed income investments.

> Certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

FUND PERFORMANCE

Because PROFUND VP PRECIOUS METALS is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indices.

                                                         SECTOR PROFUNDS VP > 47

--------------------------------------------------------------------------------

>  PROFUND VP REAL ESTATE
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

As of March 31, 2002, the Index consisted of 69 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Archstone-Smith Trust (which comprised 9.60%, 6.07% and 3.58%, respectively, of its market capitalization). PROFUND VP REAL ESTATE will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP REAL ESTATE is also subject to the following risks:

> Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates).

>   Obsolescence of properties.

>   Changes in the availability,  cost and terms of mortgage funds.

>   The impact of environmental laws.

> A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

> The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

> Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

FUND PERFORMANCE

Because PROFUND VP REAL ESTATE commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

48 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP TECHNOLOGY
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the technology economic sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

As of March 31, 2002, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corp., Intel Corp. and International Business Machines Corp. (which comprised 15.34%, 11.14% and 9.75 %, respectively, of its market capitalization). PROFUND VP TECHNOLOGY will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in semiconductors and software, which comprised 29.40% and 28.68%, respectively, of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP TECHNOLOGY is also subject to the following risks:

>   Technology  companies   face  intense  competition,  both  domestically  and
    internationally.

> Technology companies may have limited product lines, markets, financial resources or personnel.

> The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

> Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

> Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP TECHNOLOGY commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.



                                                         SECTOR PROFUNDS VP > 49

--------------------------------------------------------------------------------

>  PROFUND VP TELECOMMUNICATIONS
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

As of March 31, 2002, the Index consisted of 29 stocks. Its three largest stocks were SBC Communications Inc., Verizon Communications Inc. and BellSouth Corp. (which comprised 25.96%, 25.29% and 14.17%, respectively, of its market capitalization). PROFUND VP TELECOMMUNICATIONS will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in fixed-line communications, which comprised 91.41% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP TELECOMMUNICATIONS is also subject to the following risks:

> The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

>   Companies  in  this  sector  need  to  commit  substantial  capital  to meet
    increasing  competition,   particularly  in  formulating  new  products  and
    services using new technology.

>   Technological   innovations   may  make  the   products   and   services  of
    telecommunications companies obsolete.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP TELECOMMUNICATIONS commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.




50 < SECTOR PROFUNDS VP

--------------------------------------------------------------------------------

>  PROFUND VP UTILITIES
--------------------------------------------------------------------------------

GOAL AND PRINCIPAL INVESTMENT STRATEGY

PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index. Investment strategies common to the ProFunds VP are discussed in the "Overview" section beginning on page 5.

The Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

As of March 31, 2002, the Index consisted of 77 stocks. Its three largest stocks were Duke Energy Corp., Southern Co. and Dominion Resources Inc. (Virginia) (which comprised 8.69%, 5.14% and 4.76%, respectively, of its market capitalization). PROFUND VP UTILITIES will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2002, the Index was concentrated in electric utilities, which comprised 93.95% of its market capitalization.

PRINCIPAL RISK CONSIDERATIONS

In addition to the common risks discussed in the "Overview" section beginning on page 7, PROFUND VP UTILITIES is also subject to the following risks:

> The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

> The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

> As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience.

> Deregulation is subjecting utility companies to greater competition and may adversely affect profitability due to lower operating margins and higher costs.

> The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

Because PROFUND VP UTILITIES commenced operations on January 22, 2001, it does not have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

                                                         SECTOR PROFUNDS VP > 51

                       This page intentionally left blank


















52 < SECTOR PROFUNDS VP

[GRAPHIC OMITTED]

>   PROFUND VP MONEY MARKET

"DURING PERIODS WHEN INVESTORS WANT TO MAINTAIN A NEUTRAL EXPOSURE TO THE STOCK MARKET, THE INCOME EARNED FROM AN INVESTMENT IN PROFUND VP MONEY MARKET CAN KEEP THEIR CAPITAL AT WORK."







                                                    PROFUND VP MONEY MARKET > 53

--------------------------------------------------------------------------------

>  PROFUND VP MONEY MARKET
--------------------------------------------------------------------------------

OBJECTIVE

PROFUND VP MONEY MARKET seeks as high a level of current income as is consistent with liquidity and preservation of capital.

STRATEGY

PROFUND VP MONEY MARKET invests in high-quality short-term money market instruments. ProFund Advisors anticipates that PROFUND VP MONEY MARKET will invest primarily in repurchase agreements within applicable credit quality and diversification requirements. Repurchase agreements are agreements to buy securities at one price, with simultaneous agreements to sell back the securities at a future date at an agreed-upon price. In order to maintain a stable share price, it maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in PROFUND VP MONEY MARKET are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. PROFUND VP MONEY MARKET also may invest in securities that have features that reduce their maturities to 397 days or less on their purchase date. PROFUND VP MONEY MARKET buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

> have received the highest short-term rating from two nationally recognized statistical rating organizations; or

> have received the highest short-term rating from one rating organization (if only one organization rates the security);

>  if unrated, are determined to be of similar quality by ProFund Advisors; or

> have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

PROFUND VP MONEY MARKET may invest primarily in repurchase agreements. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. In addition to repurchase agreements, PROFUND VP MONEY MARKET may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

> Debt securities issued by U.S. and foreign banks, financial institutions, and corporations, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

> U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. government.

> Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.


54 < PROFUND VP MONEY MARKET

Because many of the principal investments of PROFUND VP MONEY MARKET are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. PROFUND VP MONEY MARKET may invest in other types of instruments, as described in the Statement of Additional Information.

SPECIFIC RISKS AND MEASURES TAKEN TO LIMIT THEM

REPURCHASE AGREEMENT RISK

A repurchase agreement exposes PROFUND VP MONEY MARKET to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, PROFUND VP MONEY MARKET can lose money because:

>  it may not be able to sell the securities at the agreed-upon time and price.

>  the securities could lose value before they can be sold.

>  of a default or bankruptcy by a selling institution.

>  of a difficulty in exercising its rights to the collateral.


CREDIT RISK

A money market instrument's credit quality depends on the issuer's ability to pay interest and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

INTEREST RATE RISK

Money market instruments, and most debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise. To minimize such price fluctuations, PROFUND VP MONEY MARKET adheres to the following practices:

> it limits the dollar-weighted average maturity of the securities held by PROFUND VP MONEY MARKET to 90 days or less. Generally, rates of short-term instruments fluctuate less than longer-term bonds.

> it primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligations.

MARKET RISK

Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

SECURITY SELECTION RISK

While PROFUND VP MONEY MARKET invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities selected will

                                                    PROFUND VP MONEY MARKET > 55

--------------------------------------------------------------------------------

>  PROFUND VP MONEY MARKET
--------------------------------------------------------------------------------

not perform as expected. This could cause its yield to lag behind those of similar money market funds.

CONCENTRATION RISK

Because PROFUND VP MONEY MARKET may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

PREPAYMENT RISK

When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, PROFUND VP MONEY MARKET may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce its income. It may also create a capital gains tax liability because bond issuers usually pay a premium for the right to pay off bonds early.

CONSIDERING A PROFUND VP MONEY MARKET INVESTMENT

Investors can take advantage of PROFUND VP MONEY MARKET in at least two ways:

> during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in PROFUND VP MONEY MARKET can keep their capital at work.

> PROFUND VP MONEY MARKET may be used in conjunction with other ProFunds VP to adjust an investor's target exposure to an index.

PROFUND VP MONEY MARKET PERFORMANCE

Because PROFUND VP MONEY MARKET commenced operations on October 29, 2001, it does not yet have a record of performance for a calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.



56 < PROFUND VP MONEY MARKET

[Graphic Omitted]

>   GENERAL PROFUNDS VP INFORMATION

"PURCHASES  AND  REDEMPTIONS  OF SHARES ARE  EFFECTED AT THE NET ASSET VALUE PER
SHARE NEXT DETERMINED AFTER RECEIPT AND ACCEPTANCE OF A PURCHASE ORDER OR RECEIPT OF A REDEMPTION REQUEST."





                                            GENERAL PROFUNDS VP INFORMATION > 57

--------------------------------------------------------------------------------

>  GENERAL PROFUNDS VP INFORMATION
--------------------------------------------------------------------------------

CALCULATING SHARE PRICES
(ALL PROFUNDS VP EXCEPT PROFUND VP MONEY MARKET)

Each ProFund VP calculates its daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. If a ProFund VP's portfolio investments trade in markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may vary on days when investors cannot purchase or redeem shares.

A ProFund VP values shares by dividing the market value of the ProFund VP's assets, less the ProFund VP's liabilities, by the number of the ProFund VP's outstanding shares.

A ProFund VP's assets are valued on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for an investment, or if an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund VP sold it. In the event that a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close, portfolio investments may be valued at fair value, or in a manner that is different from that described above. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The exchange may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund VP's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, PROFUND VP U.S. GOVERNMENT PLUS and PROFUND VP RISING RATES OPPORTUNITY also may close early.

CALCULATING PROFUND VP MONEY MARKET'S SHARE PRICE

PROFUND VP MONEY MARKET calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE and Chicago Mercantile Exchange are open for business. If the market for the primary investments in PROFUND VP MONEY MARKET closes early, PROFUND VP MONEY MARKET may close early, and it will cease taking transaction requests at such times. The net asset value per share of PROFUND VP MONEY MARKET will normally be $1.00, although ProFund Advisors cannot guarantee that this will always be the case. PROFUND VP MONEY MARKET uses the amortized cost

58 < GENERAL PROFUNDS VP INFORMATION
method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds VP, other than PROFUND VP MONEY MARKET, intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. Each ProFund VP will reinvest these distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash contribution.

PROFUND VP MONEY MARKET declares dividends from net income daily and pays the dividends on a monthly basis. PROFUND VP MONEY MARKET will pay annually any long-term capital gains and any short-term capital gains that it did not distribute during the year, but reserves the right to include in the daily dividend any short-term capital gains on securities that it sells.

PROFUND VP MONEY MARKET may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

PURCHASING AND REDEEMING SHARES

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares,

                                            GENERAL PROFUNDS VP INFORMATION > 59

--------------------------------------------------------------------------------

>  GENERAL PROFUNDS VP INFORMATION
--------------------------------------------------------------------------------

any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

DISTRIBUTION (12b-1) PLAN AND SERVICE FEES

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub-administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

TAX INFORMATION

Each ProFund VP intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each ProFund VP qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed. Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PURCHASERS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUS FOR THE RELEVANT VARIABLE INSURANCE CONTRACT. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ON TAXES.

60 < GENERAL PROFUNDS VP INFORMATION

[Graphic Omitted]

>   PROFUNDS VP MANAGEMENT

"THE BOARD OF TRUSTEES IS RESPONSIBLE FOR THE GENERAL SUPERVISION OF ALL SERIES OF THE TRUST, INCLUDING THE PROFUNDS VP. THE TRUST'S OFFICERS ARE RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE PROFUNDS VP."








                                                     PROFUNDS VP MANAGEMENT > 61

--------------------------------------------------------------------------------

>  PROFUNDS VP MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

INVESTMENT ADVISER

PROFUND ADVISORS LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP.
Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately $2.1 billion in assets as of December 31, 2001. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP, for which it is entitled to receive annual fees equal to 0.75% of the average daily net assets of each of the ProFunds VP, except PROFUND VP U.S. GOVERNMENT Plus, for which it is entitled to receive annual fees equal to 0.50% of the average daily net assets of such ProFund VP. During the year ended December 31, 2001, each ProFund VP which had a full year of operations paid ProFund Advisors fees in the following amounts:

FEES PAID (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------
   EUROPE 30                                                     0.75%
   ULTRASMALL-CAP                                                0.75%
   ULTRAOTC                                                      0.75%

MICHAEL L. SAPIR, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served a senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

LOUIS M. MAYBERG, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwriting in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

WILLIAM E. SEALE, PH.D., Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky.

Each ProFund VP is managed by an investment team chaired by Dr. Seale.



62 < PROFUNDS VP MANAGEMENT

OTHER SERVICE PROVIDERS

BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15%, on an annual basis, of its average daily net assets for these services.

INDEX INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500(R)," "S&P MidCap 400," "Standard & Poor's Mid-Cap 400," "S&P Small-Cap 600," "Standard & Poor's Small-Cap 600," "S&P Mid-Cap 400/BARRA Growth Index," "S&P Mid-Cap 400/BARRA Value Index," "S&P Small-Cap 600/BARRA Growth Index," and "S&P Small-Cap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. "NASDAQ-100 Index(R)" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Philadelphia Stock Exchange Gold and Silver Sector(SM) Index" is a service mark of the Philadelphia Stock Exchange. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company, and neither Standard & Poor's, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in the ProFunds VP.

"Dow Jones" and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

DOW JONES DOES NOT:

>  Sponsor, endorse, sell or promote the SECTOR PROFUNDS VP.

> Recommend that any person invest in the SECTOR PROFUNDS VP or any other securities.

> Have any responsibility or liability for or make any decisions about timing, amount or pricing of the SECTOR PROFUNDS VP.

> Have any responsibility or liability for the administration, management or marketing of the SECTOR PROFUNDS VP.

> Consider the needs of the SECTOR PROFUNDS VP or investors in the SECTOR PROFUNDS VP in determining, composing or calculating their indices or have any obligation to do so.



                                                     PROFUNDS VP MANAGEMENT > 63

--------------------------------------------------------------------------------
   DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE SECTOR PROFUNDS VP. SPECIFICALLY, DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

   > THE RESULTS TO BE OBTAINED BY THE SECTOR PROFUNDS VP, INVESTORS IN THE SECTOR PROFUNDS VP OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES SECTOR INDICES AND THE DATA INCLUDED IN THE DOW JONES SECTOR INDICES;

   >  THE ACCURACY OR COMPLETENESS OF THE INDICES AND THEIR DATA; OR

   > THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES SECTOR INDICES AND ITS DATA.

   > DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS IN THE DOW JONES SECTOR INDICES OR THEIR DATA.

   > UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

   > THE LICENSING AGREEMENT BETWEEN PROFUNDS AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE INVESTORS IN THE SECTOR PROFUNDS VP OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities.






64 < PROFUNDS VP MANAGEMENT

[Graphic Omitted]

>      FINANCIAL HIGHLIGHTS

"THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT ON THE FINANCIAL STATEMENTS OF THE PROFUNDS VP APPEARS IN THE ANNUAL REPORT OF THE PROFUNDS VP FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001."









                                                       FINANCIAL HIGHLIGHTS > 65

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables provide a picture of the performance of the ProFunds VP for each year ended December 31 since inception. Information is presented only for ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Europe 30, ProFund VP Bull Plus, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Biotechnology, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Real Estate, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities and ProFund VP Money Market, as the other ProFunds VP were not open for investment as of December 31, 2001. This information does not reflect charges and fees associated with insurance company separate accounts or any insurance contract for which a ProFund VP is an investment option. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds VP appears in the annual report of the ProFunds VP for the fiscal year ended December 31, 2001. The annual report is available free of charge by phoning 888-776-3637.







66 < FINANCIAL HIGHLIGHTS

PROFUND VP BULL

Selected data for a share of beneficial interest outstanding throughout the period indicated.

================================================================================
                                                              FOR THE PERIOD
                                                              MAY 1, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------

   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.11)(b)

   Net realized and unrealized losses on investments and
   futures contracts                                                  (2.95)
                                                                     ------

   Total loss from investment activities                              (3.06)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $26.94
                                                                     ======

   TOTAL RETURN                                                      (10.20)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $20,585,768

   Ratio of expenses to average net assets                             2.25%(d)

   Ratio of net investment loss to average net assets                 (0.60)%(d)

   Portfolio turnover                                                   325%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.




                                                       FINANCIAL HIGHLIGHTS > 67

>  FINANCIAL HIGHLIGHTS

PROFUND VP SMALL-CAP

Selected data for a share of beneficial interest outstanding throughout the period indicated.

================================================================================
                                                            FOR THE PERIOD
                                                        MAY 1, 2001(a) THROUGH
                                                           DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.10)(b)

   Net realized and unrealized losses on investments
   and futures contracts                                              (1.34)
                                                                     ------

   Total loss from investment activities                              (1.44)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $28.56
                                                                     ======


   TOTAL RETURN                                                       (4.80)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $19,964,980

   Ratio of expenses to average net assets                             2.25%(d)

   Ratio of net investment loss to average net assets                 (0.53)%(d)

   Ratio of expenses to average net assets*                            2.65%(d)

   Portfolio turnover                                                  2627%
================================================================================
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.



68 < FINANCIAL HIGHLIGHTS

ProFund VP OTC

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.27)(b)

   Net realized and unrealized losses on investments and
   futures contracts                                                 (12.20)
                                                                     ------

   Total loss from investment activities                             (12.47)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $17.53
                                                                     ======

   TOTAL RETURN                                                      (41.57)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $70,774,480

   Ratio of expenses to average net assets                             1.91%(d)

   Ratio of net investment loss to average net assets                 (1.61)%(d)

   Portfolio turnover                                                   918%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.





                                                       FINANCIAL HIGHLIGHTS > 69

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP EUROPE 30

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

=============================================================================================================
                                                                                         FOR THE PERIOD
                                                   FOR THE             FOR THE         OCTOBER 18, 1999(a)
                                                  YEAR ENDED          YEAR ENDED             THROUGH
                                               DECEMBER 31, 2001   DECEMBER 31, 2000    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $31.98              $36.82                $30.00
                                                    ------              ------                ------

   INVESTMENT ACTIVITIES:

   Net investment income/(loss)                      (0.04)(b)            0.09(b)              (0.04)

   Net realized and unrealized gains/(losses)
   on investments and futures contracts              (7.68)              (4.79)                 6.86
                                                    ------              ------                ------

   Total income/(loss) from investment activities    (7.72)              (4.70)                 6.82
                                                    ------              ------                ------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net realized gains on investments and
   futures contracts                                    --               (0.13)                   --

   In excess of net realized gains on
   investments and futures contracts                    --               (0.01)                   --
                                                    ------              ------                ------

   Total distributions                                  --               (0.14)                   --
                                                    ------              ------                ------
   NET ASSET VALUE, END OF PERIOD                   $24.26              $31.98                $36.82
                                                    ======              ======                ======

   TOTAL RETURN                                     (24.14)%            (12.75)%               22.73%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                     $52,253,162         $25,003,610            $3,262,131

   Ratio of expenses to average net assets            1.89%               1.65%                 1.78%(d)

   Ratio of net investment income/(loss)
   to average net assets                             (0.14)%              0.26%                (1.00)%(d)

   Ratio of expenses to average net assets*           1.89%               1.65%                 2.39%(d)

   Portfolio turnover                                 1002%               1434%                  100%
=============================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.



70 < FINANCIAL HIGHLIGHTS

ProFund VP BULL PLUS

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   Investment Activities:

   Net investment loss                                                (0.09)(b)

   Net realized and unrealized losses on investments and
   futures contracts                                                  (7.20)
                                                                     ------

   Total loss from investment activities                              (7.29)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $22.71
                                                                     ======

   TOTAL RETURN                                                      (24.30)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $64,185,852

   Ratio of expenses to average net assets                             1.94%(d)

   Ratio of net investment loss to average net assets                 (0.42)%(d)

   Portfolio turnover                                                   682%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.




                                                       FINANCIAL HIGHLIGHTS > 71

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP ULTRASMALL-CAP

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

=============================================================================================================
                                                                                         FOR THE PERIOD
                                                   FOR THE             FOR THE         OCTOBER 18, 1999(a)
                                                  YEAR ENDED          YEAR ENDED             THROUGH
                                               DECEMBER 31, 2001   DECEMBER 31, 2000    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $27.61              $35.99                $30.00
                                                    ------              ------                ------

   INVESTMENT ACTIVITIES:

   Net investment income/(loss)                      (0.17)(b)           (0.04)(b)              0.06

   Net realized and unrealized gains/(losses)
   on investments and futures contracts              (1.93)              (7.90)                 5.93
                                                    ------              ------                ------

   Total income/(loss) from investment activities    (2.10)              (7.94)                 5.99
                                                    ------              ------                ------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                --               (0.02)                   --

   Net realized gains on investments
   and futures contracts                                --               (0.40)                   --

   In excess of net realized gains on investments
   and futures contracts                                --               (0.02)                   --
                                                    ------              ------                ------

   Total distributions                                  --               (0.44)                   --
                                                    ------              ------                ------

   NET ASSET VALUE, END OF PERIOD                   $25.51              $27.61                $35.99
                                                    ======              ======                ======

   TOTAL RETURN                                      (7.61)%            (22.14)%               19.97%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                     $89,040,827         $33,387,952            $9,803,920

   Ratio of expenses to average net assets            2.11%               1.95%                 1.70%(d)

   Ratio of net investment income/(loss)
   to average net assets                             (0.69)%             (0.12)%                1.75%(d)

   Ratio of expenses to average net assets*           2.11%               2.24%                 2.53%(d)

   Portfolio turnover                                  842%               1971%                  686%
=============================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.


72 < FINANCIAL HIGHLIGHTS

PROFUND VP ULTRAOTC

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

=============================================================================================================
                                                                                         FOR THE PERIOD
                                                   FOR THE             FOR THE         OCTOBER 18, 1999(a)
                                                  YEAR ENDED          YEAR ENDED             THROUGH
                                               DECEMBER 31, 2001   DECEMBER 31, 2000    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD            $15.44               $70.93                $30.00
                                                    ------              ------                ------

   INVESTMENT ACTIVITIES:

   Net investment loss                               (0.11)(b)           (0.40)(b)             (0.06)

   Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                   (10.50)             (51.29)                40.99
                                                    ------              ------                ------

   Total income/(loss) from investment activities   (10.61)             (51.69)                40.93
                                                    ------              ------                ------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net realized gains on investments
   and futures contracts                                --               (2.25)                   --

   In excess of net realized gains on
   investments and futures contracts                    --               (1.55)                   --
                                                    ------              ------                ------

   Total distributions                                  --               (3.80)                   --
                                                    ------              ------                ------

   NET ASSET VALUE, END OF PERIOD                    $4.83              $15.44                $70.93
                                                    ======              ======                ======

   TOTAL RETURN                                     (68.72)%            (73.37)%              136.43%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                    $102,131,351        $115,497,878           $67,897,587

   Ratio of expenses to average net assets            1.95%               1.65%                 1.65%(d)

   Ratio of net investment loss to
   average net assets                                (1.60)%             (0.79)%               (0.77)%(d)

   Ratio of expenses to average net assets*           1.95%               1.65%                 1.97%(d)

   Portfolio turnover                                  465%                683%                  101%
=============================================================================================================

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.


                                                       FINANCIAL HIGHLIGHTS > 73

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP BEAR

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment income                                               0.26(b)

   Net realized and unrealized gains on investments and
   futures contracts                                                   4.81(c)
                                                                     ------

   Total income from investment activities                             5.07
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $35.07
                                                                     ======

   TOTAL RETURN                                                       16.90%(d)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $37,290,245

   Ratio of expenses to average net assets                             1.89%(e)

   Ratio of net investment income to average net assets                0.77%(e)

   Portfolio turnover                                                  1144%
================================================================================
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.

74 < FINANCIAL HIGHLIGHTS

PROFUND VP BIOTECHNOLOGY

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.48)(b)

   Net realized and unrealized losses on investments                  (4.08)
                                                                     ------

   Total loss from investment activities                              (4.56)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $25.44
                                                                     ======

   TOTAL RETURN                                                      (15.20)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $44,246,962

   Ratio of expenses to average net assets                             2.03%(d)

   Ratio of net investment loss to average net assets                 (1.98)%(d)

   Portfolio turnover                                                  1044%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.





                                                       FINANCIAL HIGHLIGHTS > 75

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP ENERGY

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                   --(b)

   Net realized and unrealized losses on investments                  (2.07)
                                                                     ------

   Total loss from investment activities                              (2.07)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $27.93
                                                                     ======

   TOTAL RETURN                                                       (6.90)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $24,006,712

   Ratio of expenses to average net assets                             2.05%(d)

   Ratio of net investment loss to average net assets                 (0.01)%(d)

   Portfolio turnover                                                  1169%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method. Amount is less than 0.005 per share.
(c) Not annualized.
(d) Annualized.



76 < FINANCIAL HIGHLIGHTS

PROFUND VP FINANCIAL

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment income                                               0.04(b)

   Net realized and unrealized losses on investments                  (2.02)
                                                                     ------

   Total loss from investment activities                              (1.98)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $28.02
                                                                     ======

   TOTAL RETURN                                                      (6.60)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $20,088,893

   Ratio of expenses to average net assets                             2.10%(d)

   Ratio of net investment income to average net assets                0.16%(d)

   Portfolio turnover                                                  1330%
================================================================================
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.




                                                       FINANCIAL HIGHLIGHTS > 77

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP HEALTHCARE

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.30)(b)

   Net realized and unrealized losses on investments                  (1.27)
                                                                     ------

   Total loss from investment activities                              (1.57)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $28.43
                                                                     ======

   TOTAL RETURN                                                       (5.23)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $33,227,245

   Ratio of expenses to average net assets                             2.06%(d)

   Ratio of net investment loss to average net assets                 (1.10)%(d)

   Portfolio turnover                                                  1032%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.



78 < FINANCIAL HIGHLIGHTS

PROFUND VP REAL ESTATE

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment income                                               1.53(b)

   Net realized and unrealized gains on investments                    1.19(c)
                                                                     ------

   Total income from investment activities                             2.72
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $32.72
                                                                     ======

   TOTAL RETURN                                                        9.07%(d)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $39,413,851

   Ratio of expenses to average net assets                             1.99%(e)

   Ratio of net investment income to average net assets                5.01%(e)

   Portfolio turnover                                                   753%
================================================================================
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.



                                                       FINANCIAL HIGHLIGHTS > 79

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP TECHNOLOGY

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.34)(b)

   Net realized and unrealized losses on investments                 (11.69)
                                                                     ------

   Total loss from investment activities                             (12.03)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $17.97
                                                                     ======

   TOTAL RETURN                                                      (40.10)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $15,409,820

   Ratio of expenses to average net assets                             2.10%(d)

   Ratio of net investment loss to average net assets                 (1.91)%(d)

   Portfolio turnover                                                  2548%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.



80 < FINANCIAL HIGHLIGHTS

PROFUND VP TELECOMMUNICATIONS

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment loss                                                (0.28)(b)

   Net realized and unrealized losses on investments                  (8.15)
                                                                     ------

   Total loss from investment activities                              (8.43)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $21.57
                                                                     ======

   TOTAL RETURN                                                      (28.10)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                       $4,150,462

   Ratio of expenses to average net assets                             2.17%(d)

   Ratio of net investment loss to average net assets                 (1.27)%(d)

   Portfolio turnover                                                  2830%
================================================================================
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.



                                                       FINANCIAL HIGHLIGHTS > 81

--------------------------------------------------------------------------------

>  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PROFUND VP UTILITIES

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            JANUARY 22, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $30.00
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment income                                               0.39(b)

   Net realized and unrealized losses on investments                  (5.70)
                                                                     ------

   Total loss from investment activities                              (5.31)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $24.69
                                                                     ======

   TOTAL RETURN                                                      (17.70)%(c)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $13,420,425

   Ratio of expenses to average net assets                             2.05%(d)

   Ratio of net investment income to average net assets                1.44%(d)

   Portfolio turnover                                                  1008%
================================================================================
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.



82 < FINANCIAL HIGHLIGHTS

PROFUND VP MONEY MARKET

Selected data for a share of beneficial interest outstanding throughout the period indicated.
================================================================================
                                                              FOR THE PERIOD
                                                            OCTOBER 29, 2001(a)
                                                                  THROUGH
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                              $1.000
                                                                     ------

   INVESTMENT ACTIVITIES:

   Net investment income                                              0.001(b)
                                                                     ------

   Distributions to Shareholders From:

   Net investment income                                             (0.001)
                                                                     ------

   NET ASSET VALUE, END OF PERIOD                                    $1.000
                                                                     ======

   TOTAL RETURN                                                        0.08%(b)

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of year                                      $60,979,654

   Ratio of expenses to average net assets                             1.60%(c)

   Ratio of net investment income to average net assets                0.27%(c)
================================================================================
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.





                                                       FINANCIAL HIGHLIGHTS > 83

--------------------------------------------------------------------------------



Additional information about certain of the investments of the ProFunds VP is available in the annual and semi-annual reports to shareholders of the ProFunds VP. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about each of the ProFunds VP in their current Statement of Additional Information, dated May 1, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:

PROFUNDS

   P.O. BOX 182800
   COLUMBUS, OH 43218-2800

   or call our toll-free numbers:
   (888) PRO-FNDS (888) 776-3637 For Investors
   (888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

   or visit our website www.profunds.com.




You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Ultra, UltraSector and Innovations in Indexing are trademarks of ProFund Advisors LLC.

PROFUNDS EXECUTIVE OFFICES
BETHESDA, MD


                                 [LOGO OMITTED]
                                  PROFUNDS(TM)

                             INNOVATIONS IN INDEXING

                                            Investment Company Act No. 811-08239



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